Principal Accounting Policies - Adoption of ASC606ASC, Revenue from Contracts with Customers (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Impact of applying ASC606
Sales taxes and related surcharges recorded as a reduction of revenues		$ 17,900	¥ 123,000
Revenues from advertising-for-advertising barter transactions		700	4,700
Expenses from advertising-for-advertising barter transactions		700	4,800
Revenues	[1]	200,331	1,377,379	¥ 1,575,092	¥ 1,444,907
Cost of revenues	[1]	(86,764)	(596,548)	(727,197)	(726,807)
Gross profit		113,567	780,831	847,895	718,100
Operating expenses	[1]	131,606	904,853	832,912	682,728
Sales and marketing expenses	[1]	(78,185)	(537,562)	(493,664)	(339,171)
Income/(loss) from operations		$ (18,039)	(124,022)	¥ 14,983	¥ 35,372
ASC 605
Impact of applying ASC606
Revenues			1,495,691
Cost of revenues			(719,213)
Gross profit			776,478
Operating expenses			(900,536)
Sales and marketing expenses			(533,245)
Income/(loss) from operations			(124,058)
ASC 605 | Net advertising services
Impact of applying ASC606
Revenues			1,306,930
ASC 605 | Paid services
Impact of applying ASC606
Revenues			188,761
ASC 606
Impact of applying ASC606
Revenues			1,377,379
Cost of revenues			(596,548)
Gross profit			780,831
Operating expenses			(904,853)
Sales and marketing expenses			(537,562)
Income/(loss) from operations			(124,022)
ASC 606 | Net advertising services
Impact of applying ASC606
Revenues			1,198,271
ASC 606 | Paid services
Impact of applying ASC606
Revenues			179,108
ASC 606 | Sales Taxes And Related Surcharges
Impact of applying ASC606
Revenues			(122,962)
Cost of revenues			122,962
ASC 606 | Sales Taxes And Related Surcharges | Net advertising services
Impact of applying ASC606
Revenues			(113,309)
ASC 606 | Sales Taxes And Related Surcharges | Paid services
Impact of applying ASC606
Revenues			(9,653)
ASC 606 | Barter Transactions
Impact of applying ASC606
Revenues			4,650
Cost of revenues			(454)
Gross profit			4,196
Operating expenses			(4,317)
Sales and marketing expenses			(4,317)
Income/(loss) from operations			(121)
ASC 606 | Barter Transactions | Net advertising services
Impact of applying ASC606
Revenues			4,650
ASC 606 | Contract Fulfillment Costs
Impact of applying ASC606
Cost of revenues			157
Gross profit			157
Income/(loss) from operations			¥ 157

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 98,413 67,393 41,482 6,033Paid services revenues 122,844 139,149 87,131 12,673Cost of revenues (29,057) (57,057) (30,167) (4,388)Sales and marketing expenses (1,277) (748) (4,341) (631)General and administrative expenses (260) (6,245) (7,918) (1,152)